INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
INVENTORIES
Schedule of inventories comprise

(a) Inventories comprise:

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Production supplies	72,840	127,965
Work in progress (Note (i))	248,181	311,147
	321,021	439,112

Note:

(i)Work in progress represents vehicles in the process of deployment for sale.

Schedule of the analysis of the amount of inventories recognized as cost of revenue and included in profit or loss
(b)	The analysis of the amount of inventories recognized as cost of revenue and included in profit or loss is as follows:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000
Carrying amounts of inventories sold	34,070	64,484
Write-down of inventories	1,391	2,877
	35,461	67,361